Pension and Other Postretirement Benefit Plans 8 (Details) (USD $) In Thousands, unless otherwise specified	Apr. 28, 2013
Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
2014	$ 168,604
2015	166,798
2016	170,395
2017	173,630
2018	176,858
Years 2019-2023	923,753
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
2014	14,674
2015	15,522
2016	16,334
2017	16,959
2018	17,244
Years 2019-2023	$ 84,295